Note 18 - Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
	2011	2012	2013

Current assets	7,732,697	10,912,327	11,207,156
Non current assets	217,878,004	242,007,329	268,669,048
Current liabilities	16,908,232	6,051,142	2,829,682
Non current liabilities	107,737,239	127,316,330	128,600,421
Members’ contributions	105,750,000	132,000,000	175,750,000
Voyage revenue	29,233,585	27,428,223	27,510,792
Net revenue	28,107,669	26,216,805	26,163,274
Operating income / (loss)	6,357,218	(2,018,854)	(7,313,783)
Net loss	(16,902)	(8,413,047)	(14,856,082)